Plan Description (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 30, 2025	Dec. 30, 2024	Dec. 30, 2017
EBP, Description of Plan [Line Items]
Investment transferred from prior plan	$ 1,005,981	$ 1,100,264
Requisite service period	30 days
Employer contribution, participant compensation matched, percentage	3.00%		5.25%
Forfeited nonvested account	$ 318,940	31,855
Forfeited nonvested account, decrease from employer contribution	164,633	381,404
Note receivable from participant, minimum borrowing amount	1,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing, percentage	50.00%
Form 5500, note receivable, deemed distribution	$ 211,518	$ 167,694
Tranche One
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	3.00%
Employer contribution, matching percentage	100.00%
Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	3.00%
Employer contribution, matching percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution percentage	1.00%
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution percentage	50.00%
Participant loan, interest rate	9.50%